Risk Management_Interest Earning at Risk and Interest Value at Risk based on BIS Framework for subsidiaries other than bank (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis of market risk for non trading activities of subsidiaries other than bank [Abstract]
EaR	₩ 255,679	₩ 188,381
VaR	₩ 130,821	₩ 110,335